Note 30 - Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$
2013	765,146
2014	368,703
2015	25,029
Total	1,158,878